Condensed Consolidating Financial Statements of The ServiceMaster Company and Subsidiaries (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Financial Statements
Cash and Cash Equivalents at Beginning of Period	$ 328,930	$ 252,698	$ 255,356
Net Cash Provided from Operating Activities from Continuing Operations	234,609	295,001	222,544
Cash Flows from Investing Activities from Continuing Operations:
Property additions	(73,228)	(96,540)	(134,234)
Sale of equipment and other assets	2,197	4,605	1,355
Acquisition of The ServiceMaster Company		(35)	(2,245)
Other business acquisitions, net of cash acquired	(46,138)	(44,365)	(57,941)
Purchase of other intangibles		(1,900)	(2,500)
Notes receivable, financial investments and securities, net	(1,176)	3,009	20,427
Net Cash Used for Investing Activities from Continuing Operations	(118,345)	(135,226)	(175,138)
Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	1,350,000	4,000	15,000
Payments of debt	(1,334,947)	(105,905)	(61,333)
Debt issuance costs paid	(33,089)	(267)	(30)
Net Cash Used for Financing Activities from Continuing Operations	(18,036)	(102,172)	(46,363)
Cash Flows from Discontinued Operations:
Cash used for operating activities	(802)	(5,888)	6,776
Cash used for investing activities:
Proceeds from sale of businesses	(3,611)	26,134
Other investing activities		(1,617)	(10,477)
Net Cash (Used for) Provided from Discontinued Operations	(4,413)	18,629	(3,701)
Cash Increase (Decrease) During the Period	93,815	76,232	(2,658)
Cash and Cash Equivalents at End of Period	422,745	328,930	252,698
The ServiceMaster Company
Condensed Consolidating Financial Statements
Cash and Cash Equivalents at Beginning of Period	232,382	132,168	124,674
Net Cash Provided from Operating Activities from Continuing Operations	396,129	476,575	296,963
Cash Flows from Investing Activities from Continuing Operations:
Acquisition of The ServiceMaster Company		(35)	(2,245)
Notes receivable, financial investments and securities, net			22,012
Net Cash Used for Investing Activities from Continuing Operations		(35)	19,767
Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	1,350,000		5,000
Payments of debt	(1,313,714)	(91,500)	(32,250)
Debt issuance costs paid	(32,978)	(267)
Net intercompany advances	(315,291)	(284,559)	(281,986)
Net Cash Used for Financing Activities from Continuing Operations	(311,983)	(376,326)	(309,236)
Cash used for investing activities:
Cash Increase (Decrease) During the Period	84,146	100,214	7,494
Cash and Cash Equivalents at End of Period	316,528	232,382	132,168
Guarantors
Condensed Consolidating Financial Statements
Cash and Cash Equivalents at Beginning of Period	13,751	16,900	17,689
Net Cash Provided from Operating Activities from Continuing Operations	479,789	565,023	460,679
Cash Flows from Investing Activities from Continuing Operations:
Property additions	(43,636)	(68,189)	(82,594)
Sale of equipment and other assets	2,141	4,433	1,003
Other business acquisitions, net of cash acquired	(41,025)	(43,316)	(57,724)
Purchase of other intangibles		(1,900)	(2,500)
Notes receivable, financial investments and securities, net		633
Net Cash Used for Investing Activities from Continuing Operations	(82,520)	(108,339)	(141,815)
Cash Flows from Financing Activities from Continuing Operations:
Payments of debt	(18,816)	(13,119)	(15,325)
Shareholders' dividends	(515,706)	(573,412)	(413,197)
Net intercompany advances	141,623	100,224	108,869
Net Cash Used for Financing Activities from Continuing Operations	(392,899)	(486,307)	(319,653)
Cash Flows from Discontinued Operations:
Cash used for operating activities	(668)	340
Cash used for investing activities:
Proceeds from sale of businesses	(3,611)	26,134
Net Cash (Used for) Provided from Discontinued Operations	(4,279)	26,474
Cash Increase (Decrease) During the Period	91	(3,149)	(789)
Cash and Cash Equivalents at End of Period	13,842	13,751	16,900
Non-Guarantors
Condensed Consolidating Financial Statements
Cash and Cash Equivalents at Beginning of Period	82,797	103,630	112,993
Net Cash Provided from Operating Activities from Continuing Operations	7,781	(29,251)	(62,561)
Cash Flows from Investing Activities from Continuing Operations:
Property additions	(29,592)	(28,351)	(51,640)
Sale of equipment and other assets	56	172	352
Other business acquisitions, net of cash acquired	(5,113)	(1,049)	(217)
Notes receivable, financial investments and securities, net	(1,176)	2,376	(1,585)
Net Cash Used for Investing Activities from Continuing Operations	(35,825)	(26,852)	(53,090)
Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt		4,000	10,000
Payments of debt	(2,417)	(1,286)	(13,758)
Shareholders' dividends	(133,384)	(143,934)	(59,340)
Debt issuance costs paid	(111)		(30)
Net intercompany advances	173,668	184,335	173,117
Net Cash Used for Financing Activities from Continuing Operations	37,756	43,115	109,989
Cash Flows from Discontinued Operations:
Cash used for operating activities	(134)	(6,228)	6,776
Cash used for investing activities:
Other investing activities		(1,617)	(10,477)
Net Cash (Used for) Provided from Discontinued Operations	(134)	(7,845)	(3,701)
Cash Increase (Decrease) During the Period	9,578	(20,833)	(9,363)
Cash and Cash Equivalents at End of Period	92,375	82,797	103,630
Eliminations
Condensed Consolidating Financial Statements
Net Cash Provided from Operating Activities from Continuing Operations	(649,090)	(717,346)	(472,537)
Cash Flows from Financing Activities from Continuing Operations:
Shareholders' dividends	649,090	717,346	472,537
Net Cash Used for Financing Activities from Continuing Operations	$ 649,090	$ 717,346	$ 472,537